Equipment on Operating Leases (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Lease payments owed for equipment under operating leases
2013	$ 101
2014	62
2015	25
2016	10
2017	2
Total	$ 200